Commitments and Contigencies Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
Total minimum lease payments	$ 52,016